Basis of preparation and accounting policies (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business area reporting changes
Revenue	£ 9,590	£ 9,434	£ 9,161	£ 8,553	£ 7,244
Adjusted operating profit	3,342	3,199	3,030	£ 2,683	£ 2,210
Risk
Business area reporting changes
Revenue	3,485	3,336	3,224
Scientific, Technical & Medical
Business area reporting changes
Revenue	2,714	2,624	2,581
Legal
Business area reporting changes
Revenue	1,806	1,718	1,655
Exhibitions
Business area reporting changes
Revenue	1,186	1,239	1,115
Print & print-related activities
Business area reporting changes
Revenue	399	517	586
Operating segments
Business area reporting changes
Revenue	9,590	9,434	9,161
Adjusted operating profit	3,350	3,210	3,042
Operating segments | Risk
Business area reporting changes
Revenue	3,485	3,336	3,224
Adjusted operating profit	1,305	1,233	1,170
Operating segments | Scientific, Technical & Medical
Business area reporting changes
Revenue	2,714	2,624	2,581
Adjusted operating profit	1,035	981	940
Operating segments | Legal
Business area reporting changes
Revenue	1,806	1,718	1,655
Adjusted operating profit	415	381	360
Operating segments | Exhibitions
Business area reporting changes
Revenue	1,186	1,239	1,115
Adjusted operating profit	410	398	319
Operating segments | Print & print-related activities
Business area reporting changes
Revenue	399	517	586
Adjusted operating profit	185	217	253
Unallocated central costs
Business area reporting changes
Adjusted operating profit	£ (8)	(11)	(12)
As reported
Business area reporting changes
Revenue		9,434	9,161
Adjusted operating profit		3,199	3,030
As reported | Operating segments | Risk
Business area reporting changes
Revenue		3,245	3,133
Adjusted operating profit		1,228	1,165
As reported | Operating segments | Scientific, Technical & Medical
Business area reporting changes
Revenue		3,051	3,062
Adjusted operating profit		1,172	1,165
As reported | Operating segments | Legal
Business area reporting changes
Revenue		1,899	1,851
Adjusted operating profit		412	393
As reported | Operating segments | Exhibitions
Business area reporting changes
Revenue		1,239	1,115
Adjusted operating profit		398	319
As reported | Unallocated central costs
Business area reporting changes
Adjusted operating profit		(11)	(12)
Print & print - related | Operating segments | Risk
Business area reporting changes
Revenue		(7)	(9)
Adjusted operating profit		(4)	(5)
Print & print - related | Operating segments | Scientific, Technical & Medical
Business area reporting changes
Revenue		(329)	(381)
Adjusted operating profit		(182)	(215)
Print & print - related | Operating segments | Legal
Business area reporting changes
Revenue		(181)	(196)
Adjusted operating profit		(31)	(33)
Print & print - related | Operating segments | Print & print-related activities
Business area reporting changes
Revenue		517	586
Adjusted operating profit		217	253
Commercial healthcare | Operating segments | Risk
Business area reporting changes
Revenue		98	100
Adjusted operating profit		9	10
Commercial healthcare | Operating segments | Scientific, Technical & Medical
Business area reporting changes
Revenue		(98)	(100)
Adjusted operating profit		£ (9)	£ (10)